Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Passenger -American Airlines	$ 4,614	$ 4,557	$ 18,743	$ 17,947	$ 16,760
-Regional Affiliates	679	670	2,914	2,724	2,327
Cargo	155	168	669	703	672
Other revenues	650	642	2,529	2,605	2,411
Total operating revenues	6,098	6,037	24,855	23,979	22,170
Expenses
Aircraft fuel	2,200	2,165	8,717	8,304	6,400
Wages, salaries and benefits	1,484	1,782	6,897	7,053	6,847
Other rentals and landing fees	346	328	1,304	1,432	1,418
Maintenance, materials and repairs	383	343	1,400	1,284	1,329
Depreciation and amortization	246	260	1,015	1,086	1,093
Commissions, booking fees and credit card expense	276	266	1,050	1,062	976
Aircraft rentals	164	143	550	662	580
Food service	139	125	536	518	490
Special charges and merger related	28	11	387	725	0
Other operating expenses	780	703	2,892	2,907	2,729
Total operating expenses	6,046	6,126	24,748	25,033	21,862
Operating Income (Loss)	52	(89)	107	(1,054)	308
Other Income (Expense)
Interest income	4	6	26	26	26
Interest expense	(262)	(178)	(662)	(826)	(823)
Interest capitalized	12	12	50	40	31
Miscellaneous - net	(9)	(10)	242	(47)	(48)
Other Income (Expense)	(255)	(170)	(344)	(807)	(814)
Income (Loss) Before Reorganization Items, Net	(203)	(259)	(237)	(1,861)	(506)
Reorganization Items, Net	(160)	(1,401)	(2,208)	(118)	0
Income (Loss) Before Income Taxes	(363)	(1,660)	(2,445)	(1,979)	(506)
Income tax (benefit)	(22)		(569)	0	(35)
Net Earnings (Loss)	$ (341)	$ (1,660)	$ (1,876)	$ (1,979)	$ (471)
Earnings (Loss) Per Share
Basic	$ (1.02)	$ (4.95)	$ (5.60)	$ (5.91)	$ (1.41)
Diluted	$ (1.02)	$ (4.95)	$ (5.60)	$ (5.91)	$ (1.41)